Balance Sheet (USD $)	Dec. 31, 2011	Jun. 30, 2011
Assets
Cash	$ 501,781	$ 608,318
Prepaid expenses	20,331	55,518
Total current assets	522,112	663,836
Restricted cash equivalents held in trust	64,658,492	64,670,391
Total assets	65,180,604	65,334,227
Liabilities and Shareholders' Equity
Accounts payable and accrued expenses	83,321	53,730
Total current liabilities	83,321	53,730
Ordinary shares subject to possible redemption, 5,887,999 shares (at redemption value)	59,485,803	59,496,750
Commitments
Shareholders' equity:
Preferred stock, $0.001 par value, 1,000,000 shares authorized; none issued and outstanding	0	0
Ordinary shares, $0.001 par value, 49,000,000 shares authorized; 8,533,333 shares issued and outstanding (includes 5,887,999 shares subject to possible redemption)	8,534	8,534
Additional paid-in capital	6,020,669	6,009,721
Deficit accumulated during the development stage	(417,723)	(234,508)
Total shareholders' equity	5,611,480	5,783,747
Total liabilities and shareholders' equity	$ 65,180,604	$ 65,334,227